Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current year	$ (2,819)	$ (3,833)	$ (1,544)
(Underprovided)/overprovided in prior years	101	1	47
Current tax expense	(2,718)	(3,832)	(1,497)
Origination and reversal of temporary differences	(287)	1,872	(459)
(Utilization)/recognition of deferred tax assets on tax losses	120	23	116
Recognition of previously unrecognized tax losses	46	16	227
Deferred tax (expense)/income	(121)	1,912	(116)
Income tax expense	$ (2,839)	$ (1,920)	$ (1,613)